Investment Strategy	Sep. 30, 2025
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by primarily investing in a portfolio of investment grade, short-term fixed, variable and floating-rate securities. The Fund is not a money market fund and does not seek to maintain a stable net asset value.
The Fund is actively managed, not designed to track a benchmark, and therefore not constrained by the composition of a benchmark.
Under normal circumstances, the Fund’s weighted average portfolio duration will be one year or less. In certain market or economic conditions, such as in periods of significant volatility in interest rates and spreads, the Fund’s weighted average portfolio duration may be longer than one year. The Fund seeks to manage duration and hedge interest rate risk through the purchase and sale of U.S. Treasury securities. During periods when the Fund’s weighted average portfolio duration is longer than one year, the Fund may not achieve its investment objective.
The Fund typically invests at least 90% of its net assets in investment grade, U.S. dollar-denominated debt securities. A debt security is considered investment grade when assigned a credit quality rating of BBB- or higher by S&P Global Ratings (“S&P”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or Kroll Bond Rating Agency, LLC for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)) or if unrated, considered to be of comparable credit quality by the Adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.
Under normal circumstances, the Fund will invest in below-investment grade, high-yield debt instruments (commonly known as “junk bonds”). The Fund’s investment in such instruments is limited to 10% of its net assets, as assessed at time of purchase.
The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest more than 25% of its total assets in securities issued by issuers in the banking industry. The Fund may, however, invest less than 25% of its total assets in this industry as a temporary defensive measure.
The Fund invests in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund also may invest in money market instruments and taxable municipal obligations. The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”) and money market funds, for various portfolio management purposes, such as to maintain exposure to certain investments or for cash management purposes.
The Fund may invest in ABS and MBS that represent interests in pools of mortgage loans (MBS) or other assets (ABS) assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers (i.e., non-agency). MBS may include collateralized mortgage obligations (“CMOs”), residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). ABS may include collateralized loan obligations (“CLOs”). In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBA”).
The Fund may also invest up to 25% of its net assets in foreign debt securities.
In managing the Fund, the Adviser considers macroeconomic factors in determining the Fund’s sector allocation and yield curve positioning and uses fundamental research in selecting individual securities for the portfolio. Macroeconomic factors considered may include, among others, the pace of economic growth, unemployment rates, interest rates, inflation, monetary and fiscal policy, and general trends in global economies and currencies. In combination with the top-down macroeconomic approach, the Adviser employs a bottom-up process of fundamental securities analysis to select the specific securities for investment. This bottom-up, research-driven and value-oriented approach emphasizes the financial strength of issuers, current valuations and the interest rate sensitivity of investments, among other factors. In selecting securities, the Adviser generally seeks issuers with attractive valuations. The Adviser may sell a security when the Adviser’s valuation target for the security is reached, the fundamentals of the company deteriorate or to pursue more attractive investment options. When deemed by the Adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the Adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The Adviser also considers how purchasing or selling an investment would impact the overall portfolio’s potential return (income and capital gains) and risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) on both a benchmark-relative and absolute return basis, and may include allocations to securities outside the benchmark.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in high yield securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.  High-yield securities (commonly referred to as “junk bonds”) include U.S. dollar denominated high risk corporate bonds which are rated lower than investment grade  (i.e., bonds rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or are unrated and of comparable quality as determined by the Adviser or Morgan Stanley Investment Management Limited (the “Sub-Adviser”). Bonds rated BBB and Baa have speculative characteristics, while lower-rated bonds are predominantly speculative. The Fund may not hold more than 10% of its net assets in securities rated below B3 by Moody’s or lower than B- by S&P or Fitch.
The Fund may invest up to 15% of its net assets in securities that are rated investment grade (i.e., bonds rated higher than Ba1 by Moody’s or higher than BB+ by S&P  or Fitch).  The Fund may invest up to 5% of its total assets in subordinated preferred securities. The Fund may invest up to 20% of its net assets in foreign and emerging market securities, which are predominantly U.S. dollar-denominated. The Fund may invest in securities with a minimum primary issuance of $500 million or greater. The Fund’s investment in an individual sector may be equal to an amount up to the greater of 15% of its total assets or 1.2x the relative weight of such sector in the ICE BofA BB-B U.S. High Yield Index.
The Fund may purchase or sell derivative instruments for hedging purposes, to seek return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities. Transactions in derivative instruments may include: the purchase or sale of futures contracts on securities, indices or other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices, currencies and other instruments; interest rate, credit default, inflation and total return swaps; forward rate contracts and credit linked notes as well as instruments that have a greater or lesser credit risk than the security underlying that instrument. The Fund may use interest rate swaps for risk management purposes and not as a speculative investment and would typically use interest rate swaps to seek to shorten the average interest rate reset dates of its holdings. With respect to non-U.S. dollar-denominated securities, the Fund may seek to hedge currency fluctuations by entering into forward foreign currency exchange contracts. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”) and money market funds, for various portfolio management purposes, such as to maintain exposure to certain investments or for cash management purposes.
The Fund’s investments are actively managed and securities may be bought and sold on a daily basis. Preservation of capital is considered when consistent with the Fund’s investment objectives. The Adviser and/or Sub-Adviser monitor the credit quality of securities held by the Fund. Although the Adviser and/or Sub-Adviser consider security ratings when making investment decisions, they perform their own credit and investment analysis utilizing various methodologies including “bottom up/top down” analysis and consideration of  macroeconomic and technical factors, and do not rely primarily on the ratings assigned by the rating services. When deemed by the Adviser and/or Sub-Adviser to be relevant to their evaluation of creditworthiness and when applicable information is available, the Adviser and/or Sub-Adviser consider environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.
The portfolio managers attempt to improve yield and preserve and enhance principal value through timely trading. The portfolio managers also consider the relative value of securities in the marketplace in making investment decisions.

Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or  instrumentalities.  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. At least 65% of the Fund’s net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the Adviser to be of at least investment grade quality. The balance of net assets may be invested in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the Adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B3 by Moody’s or lower than B- by S&P or Fitch or in unrated obligations considered to be of comparable quality by the Adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”).
Although the Fund invests in obligations to seek to maintain, under normal circumstances, a dollar-weighted average portfolio duration between three and eight years, the Fund may invest in individual municipal obligations of any maturity. Duration represents the dollar-weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more municipal obligations, discounted to their present values. The Fund may use various techniques to shorten or lengthen its dollar-weighted average duration, including the acquisition of municipal obligations at a premium or discount, and transactions in futures contracts and options on futures. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more states, territories and economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), to seek exposure to the municipal markets or municipal market sectors. The Fund may invest in restricted securities, including securities that are subject to resale restrictions.
The Adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the Adviser  considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the Adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the Adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.
The Fund may engage in relative value trading to take advantage of price appreciation opportunities or to realize capital losses. The portfolio managers also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in floating-rate credit investments. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes. Floating-rate credit investments may include, without limitation, senior floating rate loans of domestic and foreign borrowers (“Senior Loans”), debt  tranches of collateralized loan obligations (“CLOs”), secured and unsecured floating-rate bonds, as well as secured and unsecured subordinated loans, second lien loans, subordinated bridge loans and mezzanine investments (collectively, “Junior Loans”). Senior Loans typically are secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to subordinated debtholders and stockholders of the borrower. Conversely, Junior Loans may have a claim on assets and/or stock of the borrower that is junior to holders of Senior Loans. Loans usually are of below investment grade quality and have below investment grade credit ratings, such ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”). A CLO is a structured credit security issued by a special purpose vehicle that was created to reapportion the risk and return characteristics of a pool of assets. The assets, typically Senior Loans, are used as collateral supporting the various debt tranches issued by the special purpose vehicle. The Fund may invest in senior or subordinate tranches of a CLO. Senior Loans are loans (including corporate loans and bank loans) in which the interest rate paid fluctuates based on a reference rate (e.g., the secured overnight financing rate (SOFR)). Senior Loans are made to corporations, partnerships and other business entities which operate in various industries and geographical regions. Senior Loans pay interest at rates that are reset periodically by reference to a base lending rate, plus a premium. While the Fund may invest in loans of any credit quality, the Fund typically will invest in loans of below investment grade quality that have below investment grade credit ratings (that is, rated below BBB- by S&P Global Ratings (“S&P”), or below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)), which are associated with securities having high risk and/or speculative characteristics (sometimes referred to as “junk”), which may include distressed or defaulted loans. The Fund’s credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event of a downgrade of an assessment of credit quality or the withdrawal of a rating.
The Fund may invest up to 20% of its net assets in a combination of fixed-rate corporate bonds of any credit quality, including below investment grade bonds.
The Fund may invest in Senior Loans of foreign borrowers, which may be denominated in different currencies. Some non-U.S. securities may be less liquid and more volatile than securities of comparable U.S. issuers. The Fund may also engage in derivative transactions (such as futures contracts and options thereon, forward foreign currency exchange contracts, and other currency hedging strategies and interest rate swaps) to seek to hedge against fluctuations in currency exchange rates and interest rates. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. Floating-rate credit investments held by the Fund that are denominated in U.S. dollars or foreign currencies will be counted toward the Fund’s 80% policy discussed above.
The Fund’s investments are actively managed and securities may be bought and sold on a daily basis. The Adviser seeks to maintain broad borrower and industry diversification among the Fund’s investments. When selecting investments, the Adviser seeks to implement a systematic risk-weighted approach that utilizes fundamental analysis of risk/return characteristics. In evaluating the quality of particular Senior Loans or other securities, whether rated or unrated, the Adviser will normally take into consideration, among other things, the issuer’s financial resources and operating history, its sensitivity to economic conditions and trends, the perceived ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects. Investments may be sold, if in the opinion of the Adviser, the risk-return profile deteriorates or to pursue more attractive investment opportunities. Preservation of capital is considered when consistent with the Fund’s investment objective.
When deemed by the Adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the Adviser considers environmental, social and/or governance issues (referred to as “ESG“) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.

Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities, the interest on which is exempt from regular federal income tax. This policy is fundamental and may not be changed without shareholder  approval. Municipal securities are debt obligations issued by or on behalf of states, territories and or possessions of the United States, and the District of Columbia and their political subdivisions, agencies or  instrumentalities.  The Fund may invest up to 100% of its assets (plus the amount of any borrowings for investment purposes) in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. In addition, the Fund may invest up to 20% of its assets in securities subject to regular federal income tax. The Fund may also invest in variable and floating rate demand instruments and tender option bonds.
The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more states, territories and economic sectors (such as housing, hospitals, healthcare facilities or utilities). At least 85% of the Fund’s net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa3 or higher by Moody’s Investors Service, Inc (“Moody’s”), or BBB- or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the Adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the Adviser (“junk bonds”). The Fund will not invest more than 5% of its net assets in obligations rated below B3 by Moody’s, or B- by either S&P or Fitch, or in unrated obligations considered to be of comparable quality by the Adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.
Under normal circumstances, the Fund intends to maintain a dollar-weighted average portfolio duration of less than three years; however, the Fund may invest in individual municipal obligations of any maturity. Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.
The Adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the Adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. The portfolio managers also may trade securities to seek to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.
When deemed by the Adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the Adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.
The Fund may, but is not required to, use derivatives and similar instruments, such as residual interest bonds, futures contracts and options thereon, interest rate swaps and forward rate agreements, for a variety of purposes, including hedging, to seek total return or as a substitute for the purchase or sale of securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund seeks to achieve its investment objective by primarily investing in a diversified portfolio of U.S. dollar-denominated fixed income securities of varying maturities consistent with ordinarily seeking to maintain an average duration of approximately three years or less. The Fund invests primarily in U.S. government securities, corporate bonds and mortgage- and asset-backed securities. The Fund will ordinarily seek to maintain an average duration of approximately three years or less. Duration measures the time-weighted expected cash flows of a fixed-income security. The Fund may invest up to 25% of its net assets in below-investment grade, high-yield debt instruments (commonly known as “high yield securities” or “junk bonds”). High yield securities are fixed-income securities rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), below BBB- by S&P Global Ratings Group, a division of S&P Global Inc. (“S&P”), below BBB- by Fitch Ratings, Inc. (“Fitch”) or lower than BBB- by Kroll Bond Rating Agency, LLC for securitized debt instruments only (such as asset-backed securities and mortgage-backed securities) or, if unrated, considered by the Adviser to be of equivalent quality. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may invest up to 40% of its net assets in non-agency asset-backed securities and mortgage-backed securities.
The Fund seeks value in the fixed-income market with only a limited sensitivity to changes in interest rates. The Adviser relies upon value measures such as the level of real interest rates, yield curve slopes and credit-adjusted spreads to guide its decisions regarding interest rate, country, sector and security exposure.
When deemed by the Adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the Adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.
The Fund may invest in ABS and MBS that represent interests in pools of mortgage loans (MBS) or other assets (ABS) assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers (i.e., non-agency). MBS may include collateralized mortgage obligations (“CMOs”), residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). ABS may include collateralized loan obligations (“CLOs”). In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBA”). The Fund may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The Fund may purchase or sell derivative instruments for hedging purposes, to seek return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities. Transactions in derivative instruments may include: the purchase or sale of futures contracts on securities, indices or other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices, currencies and other instruments; interest rate, credit default, inflation and total return swaps; forward rate contracts and credit linked notes as well as instruments that have a greater or lesser credit risk than the security underlying that instrument. Derivative instruments used by a Fund will be counted towards the Fund’s exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities.

Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in fixed-income securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days’ notice in writing of any changes. The Fund invests primarily in a diversified mix of  U.S. dollar-denominated investment grade fixed-income securities, including U.S. government, corporate, municipal, mortgage- and asset-backed securities. The Fund will ordinarily seek to maintain an average weighted maturity between five and ten years.
The Adviser evaluates the relative attractiveness among corporate, mortgage and U.S. government securities, and also may invest in non-dollar-denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Fund may engage in frequent trading to achieve its investment objective. Under normal circumstances, the Fund’s average portfolio duration will be plus or minus 1.5 years versus its performance benchmark, the Bloomberg US Aggregate Bond Index.
The Fund may invest opportunistically up to 20% of its net assets in fixed-income securities that are rated below “investment grade” or are not rated, but are of equivalent quality. These fixed-income securities are often referred to as “high yield securities” or “junk bonds.” High yield securities are fixed-income securities rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), below BBB- by S&P Global Ratings Group, a division of S&P Global Inc. (“S&P”), below BBB- by Fitch Ratings, Inc. (“Fitch”) or lower than BBB by Kroll Bond Rating Agency, LLC for securitized debt instruments only (such as asset-backed securities and mortgage-backed securities) or, if unrated, considered by the Adviser to be of equivalent quality. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. In addition, the Fund may invest in preferred securities.
The Fund’s mortgage securities may include collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”). The Fund may invest up to 35% of its net assets in non-agency mortgage-backed securities. In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBAs”). The Fund may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.
The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to seek to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
The Fund may invest up to 10% of its net assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Fixed income securities held by the Fund that are denominated in U.S. dollars or in foreign currencies will be counted toward the Fund’s 80% policy discussed above. The Fund may invest up to 20% of its net assets in securities and instruments that are economically tied to emerging market countries. The Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.”
When deemed by the Adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the Adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.

Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will allocate the Fund’s investments among the following asset classes or market segments: (1) corporate securities, (2) agency residential and commercial mortgage-backed securities, (3) non-agency residential and commercial mortgage-backed securities, (4) asset-backed securities, (5) emerging market securities, (6) convertible securities, (7) U.S. government securities and foreign sovereign debt, and (8) derivatives, including interest rate-related derivatives and currency derivatives. Securities may be rated either investment grade or below investment grade and denominated in any currency, hedged or un-hedged. The amount of the Fund’s assets committed to any one asset class or market segment will fluctuate. Under normal circumstances, the Fund may invest up to 65% of its net assets in any one asset class or market segment. The Adviser has the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund’s assets may be invested in certain groups and not others.
The Fund’s investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team’s fundamental investment analysis framework. The Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.
The corporate securities in which the Fund will invest may include fixed-income securities issued by corporations located in or outside of the United States, certificates of deposit and bankers’ acceptances issued or guaranteed by, or time deposits maintained at, banks, commercial paper and convertible securities.
The types of mortgage-backed securities in which the Fund may invest include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), stripped mortgage-backed securities (“SMBS”) and commercial mortgage-backed securities (“CMBS”). Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively, “Mortgage Assets”). CMOs are issued in multiple classes and each class has a fixed or floating rate and a stated maturity (when a debt security provides its final payment) or final distribution date. Certain classes will have more predictable cash flows than others. The Fund may invest in any class of CMO. SMBS are derivative multi-class mortgage-backed securities. A common type of SMBS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. In addition, the Fund may invest in to-be-announced pass-through mortgage-backed securities, which settle on a delayed delivery basis (“TBAs”).
Asset-backed securities represent an interest in a pool of assets such as, but not limited to, automobile loans, credit card receivables, student loans or home equity (prime and  subprime) loans that have been securitized in pass-through structures similar to mortgage-backed securities.
The Fund may invest in fixed-income securities issued or guaranteed by the  U.S. Government, its agencies or instrumentalities or in fixed-income securities issued or guaranteed by foreign governments or supranational organizations or any of their instrumentalities, including debt obligations of governmental issuers located in emerging market or developing countries and sovereign debt. The Fund may also invest generally in foreign securities that are denominated in U.S. dollars or in currencies other than U.S. dollars.
In pursuit of its investment objectives, the Fund may regularly enter into currency derivatives, including, but not limited to, foreign currency forward exchange contracts, and currency and currency index futures and options contracts for hedging and non-hedging purposes. The use of these currency derivatives may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. At times, the Fund may enter into “cross-currency” transactions involving currencies other than those in which securities held or proposed to be purchased are denominated.
In addition to its use of currency derivatives, the Fund may, but it is not required to, use derivatives and similar instruments for a variety of purposes, including hedging, risk management, portfolio management or to seek to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other similar instruments and techniques.
The Fund may invest in loan-related investments, such as public bank loans made by banks or other financial institutions and loan  participations and assignments, which may be rated investment grade or below investment grade. The Fund may also invest in restricted and illiquid securities.
The Fund will maintain an average credit rating of at least investment grade (BBB- by S&P Global Ratings, a division of S&P Global Inc. (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)). Although the Fund’s average credit rating will be investment grade or higher, the Fund may invest in securities that are rated below investment grade (rated below BBB by either S&P or Fitch, or below Baa by Moody’s) or in unrated securities considered to be of comparable quality by the Adviser (often referred to as “junk” instruments). If securities are rated differently by two or more rating agencies, the highest rating will be used.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) and does not seek to track the performance of any particular index. The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in investment grade-rated debt  tranches of collateralized loan obligations (“CLOs”) of any maturity. Investment grade CLO securities are rated inclusive and above BBB- by S&P Global Ratings or Baa3 Moody’s Investors Service, Inc. (or equivalent rating issued by a nationally recognized statistical rating organization (“NRSRO”)), or if unrated, determined to be of comparable credit quality by the Adviser. The Fund will not invest in any CLO equity security or in any CLO debt security rated below BB-/Ba3 or if unrated, determined to be of comparable credit quality by the Adviser. For purposes of complying with its 80% investment policy, the Fund may invest in CLO investments directly or indirectly, for example by investing in closed-end funds and exchange-traded funds (“ETFs”) or derivatives that provide investment and economic exposure to investment-grade rated CLO debt investments. The Fund will provide shareholders with at least sixty days’ written notice of any change in this 80% investment policy.
For purposes of the Fund’s investment policies,  CLOs are trusts that are typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, and including “covenant lite” loans, which have few or no financial maintenance covenants.  The Fund may purchase CLO securities both in the primary (e.g., purchased directly from the issuer) and secondary markets. The Adviser uses a bottom-up analysis to select CLO investments which considers several factors, including an assessment of the CLO manager, the CLO’s underlying collateral, an analysis of the  CLO’s documentation and structural terms. The Fund’s portfolio is constructed using this security-level analysis, combined with a top-down overlay which incorporates the Adviser’s credit views as well as risk factor positioning. The Fund intends to invest primarily in CLO securities that are U.S.-dollar denominated. However, the Fund may from time to time invest up to 20% of its net assets in CLO securities that are denominated in foreign currencies. To the extent the Fund invests in non-U.S. dollar denominated securities, it may seek to hedge its exposure to foreign currency to U.S. dollars, as described more fully below.
The Fund may purchase up to 20% of its net assets in other types of investment grade-rated fixed-rate or floating-rate bonds that are not CLOs; shares of  ETF and closed end funds; below investment grade  CLOs, non-US denominated investment grade CLOs; and private credit CLOs. Private credit CLOs, often commonly referred to as “middle-market” CLOs, are collateralized by directly-originated loans to generally small or medium-sized firms and/or by loans of a small or medium size. The Fund may invest a portion of its assets in cash or other short-term instruments, such as money market instruments or money market funds, while deploying new capital, for liquidity management purposes, managing redemptions, or for defensive purposes, including navigating unusual market conditions.
The Fund may invest in derivatives in order to seek to mitigate risks associated with the Fund’s existing portfolio of CLO securities. The Fund’s use of derivatives will be limited to currency forward contracts or futures contracts to hedge certain foreign currency exposure. Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security. For example, this technique would allow the Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities. The Fund’s portfolio management utilizes the information provided by, and the expertise of affiliates in making investment decisions. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
When deemed by the Adviser to be relevant to its evaluation of  creditworthiness and when applicable information is available, the Adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance High Income Municipal ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax. This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. The Fund will primarily invest in “high yield” municipal obligations under normal market conditions. For this purpose, “high yield” municipal obligations are municipal obligations rated at the time of investment either Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or lower by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”) or, if unrated, determined by the investment adviser to be of comparable quality. “High yield” municipal obligations rated below investment grade are also known as “junk bonds.” The Fund may invest in securities in any rating category, including those in default. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the lowest rating will be used for any Fund rating restrictions.
The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations,  U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”). The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
In pursuing its objective, the Fund normally acquires municipal obligations with  maturities of ten years or more, but may acquire securities with shorter maturities.
The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more states, territories and economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), to seek exposure to the municipal markets or municipal market sectors.
The Adviser’s process for selecting obligations for purchase and sale emphasizes the  creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the Adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the Adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the Adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.
The Fund may engage in relative value trading to take advantage of price appreciation opportunities or to realize capital losses. The fund also may trade securities to seek to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its assets in mortgage-related securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days’ notice in writing of any changes. These mortgage-related securities may include mortgage-backed securities such as mortgage pass-through securities,  collateralized mortgage obligations (“CMOs”), stripped mortgage-backed securities (“SMBS”), commercial mortgage-backed securities (“CMBS”) and inverse floating rate obligations (“inverse floaters”). The mortgage-backed securities in which the Fund invests may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. The Fund is not limited as to the maturities (when a debt security provides its final payment) or types of mortgage-backed securities in which it may invest.
In making investment decisions, the Adviser considers economic developments, interest rate levels and other factors. To identify attractive sectors and securities, the Adviser employs both top-down and bottom-up analyses. In addition, the Adviser combines quantitative and fundamental methodologies to limit the Fund’s investment universe from which potential investments are then selected. In a securitized strategy, such as the strategy employed by the Fund, a majority of the Adviser’s investment process is security selection related.
When deemed by the Adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the Adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.
The Fund may invest up to 50% of its net assets in high yield securities (commonly referred to as “junk bonds”). High yield securities are fixed-income securities rated by one or more rating agencies below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), below BBB- by S&P Global Ratings Group, a division of S&P Global Inc. (“S&P”), below BBB- by Fitch Ratings, Inc. (“Fitch”), or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, considered by the Adviser to be of equivalent quality.
One type of mortgage-backed security in which the Fund may invest is a mortgage pass-through security, which represents a participation interest in a pool of residential mortgage loans originated by U.S. governmental or private lenders such as banks. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively “Mortgage Assets”). CMOs are issued in multiple classes and each class has a fixed or floating rate and a stated maturity or final distribution date. Certain classes will have more predictable cash flows than others.
The Fund may invest in any class of CMO.  SMBS are derivative multi-class mortgage-backed securities. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. Inverse floaters are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases. In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBAs”).
The Fund also may invest in other U.S. government securities, including, but not limited to, U.S. Treasury bills, notes and bonds, securities (including mortgage-backed securities) issued by agencies or instrumentalities of the U.S. Government which may or may not be backed by the full faith and credit of the United States, and securities issued by agencies or instrumentalities which are backed solely by the credit of the  issuing agency or instrumentality.
The Fund may also invest in asset-backed securities and restricted and illiquid securities.
In addition, the Fund may invest up to 20% of its net assets in foreign securities, including U.S. dollar-denominated securities issued in the U.S. capital markets by foreign issuers, some of which are commonly known as “Yankee Bonds” and non-U.S. dollar-denominated securities, including Eurobonds.
The Fund may, but it is not required to, use derivatives and similar instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other similar instruments and techniques. The Fund may use foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). The investment objective of the Fund is to seek to provide long-term capital appreciation. The Adviser and Parametric Portfolio Associates LLC (the “Sub-Adviser”) seek to fulfill the Fund’s objective by (1) investing in an underlying base portfolio of equity securities (the “Equity Portfolio”) that primarily include equity securities of companies included in the Solactive GBS United States 500 Index (the “Equity Portfolio Index”) and (2) generating incremental total return via “beta-neutral” call overwriting that combines selling call options on the S&P 500® Index (the “Underlying Index”) with offsetting long equity exposure, including through investment in futures on the Underlying Index or in options on the Underlying Index or on the SPDR S&P 500 ETF Trust (the “Underlying ETF”), including Flexible Exchange Options (“FLEX Options”) that reference the Underlying Index or Underlying ETF.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.
Equity securities generally represent an ownership interest in an issuer or may be convertible into or represent a right to acquire an ownership interest in an issuer. With respect to the Fund’s Equity Portfolio, the Fund invests primarily in common stock. The
Fund’s performance will largely depend on the performance of the Equity Portfolio. The Equity Portfolio Index seeks to provide the returns of the 500 largest U.S. companies, as measured by market capitalization. The Equity Portfolio Index is comprised of the common stock of 500 U.S. companies ranked by total market capitalization in descending order. The constituents of the Equity Portfolio Index are weighted according to the securities’ free float market capitalization. The Equity Portfolio Index is rebalanced and reconstituted quarterly.
In constructing the Equity Portfolio, the Fund seeks to provide investment returns that are substantially similar to the Equity Portfolio Index while limiting the overlap between its investments that reflect constituents of the Equity Portfolio and the underlying constituents of the options in which the Fund invests (the “Options Portfolio”, as described in more detail below) to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law (straddle rules, if applicable, may defer losses realized by the Fund and accordingly increase capital gains; see “Tax Risk” below). The Equity Portfolio weightings are determined via an optimization process intended to provide return and risk characteristics that closely track those of the Equity Portfolio Index across key fundamental attributes such as value, growth, size, volatility, and momentum in addition to categorical attributes such as sector and industry. Through this optimization of holdings representing constituents of the Equity Portfolio Index, the Equity Portfolio is not expected to hold each of the constituents of the Equity Portfolio Index and the Fund’s investments that reflect constituents of the Equity Portfolio may be overweight or underweight as compared to the Equity Portfolio Index’s weighting.
The Fund expects that dividends received from its investment in equity securities that comprise the Equity Portfolio will be distributed to shareholders on a quarterly basis.
The Fund may incorporate tax loss harvesting within the Equity Portfolio to maximize realization of losses. Realized losses in the Equity Portfolio may be used to offset realized gains in the portfolio.
The Fund will also systematically sell (write) out-of-the-money call option contracts, based on the Underlying Index, which have an expiration date of approximately two weeks or less. The Fund will sell such call option contracts on the Underlying Index in a notional amount that is equal to or less than the market value of the total portfolio. Because the returns of the Equity Portfolio and of the Underlying Index are expected to be substantially similar, the sale of such call options (which are generally considered to be “uncovered”) may have the impact of reducing average equity market exposure of the Fund and capping potential gains from the Fund’s Equity Portfolio. To seek to offset this embedded directional short equity market exposure in the written call options, the Fund will add incremental long equity market exposure, with an objective of enhancing total return. The incremental long equity market exposure may be achieved through investing in derivatives, including in futures on the Underlying Index or in options on the Underlying Index or the Underlying ETF, including FLEX Options that reference the Underlying Index or Underlying ETF.  The amount of the incremental long equity market exposure seeks to match the initial directional market exposure of the call options when they were written. This is intended to allow the Fund to maintain an average target beta of approximately 1.0, whereby “beta” is defined as a measure of a stock’s volatility relative to the overall market. The overall market, such as the S&P 500 Index, has a beta of 1.0 while a stock or portfolio that is more (less) volatile than the market over time has a beta above (below) 1.0. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase (in the case of a call option) or sell (in the case of a put option) the underlying asset (or deliver cash equal to the change in value of an underlying asset or index) at a specified price (“strike price”) within a specified time period or at a specified future date. Selling a call option entitles the seller to a premium equal to the value of the option at the time of the trade. In the event the underlying asset declines in value, the value of a call option will generally decrease (and may end up worthless). Conversely, in the event the underlying asset appreciates in value, the value of a call option will generally increase. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Option terms that can be customized include exercise price, exercise styles, and expiration dates.
A call option is considered “out-of-the-money” when the strike price of the option exceeds the current price of the underlying asset. By selling call options, the Fund will receive premiums but will give up the opportunity to benefit from potential increases in the value of the Underlying Index above the exercise prices of such options. As a result of writing call options, the Fund may forgo performance in market environments with significant equity market appreciation in which the Underlying Index exceeds the strike price of the written call option. However, the Sub-Adviser will seek to “ladder” the Fund’s written call option positions to mitigate this risk. “Laddering” is an investment technique that utilizes multiple option positions over multiple expiration dates to reduce the concentration risk of a concentrated exposure to a single option expiration and to create more opportunities to roll option positions (i.e., one option position expires and a new option position is opened in the same underlying security) during extended periods of market appreciation. In this regard, the Sub-Adviser expects to write more frequent, short-dated call options with one to two-week expirations in tranches with such expirations being staggered approximately every two to four trading days. The Sub-Adviser believes that this may provide the opportunity for a more diversified options portfolio with more consistent greater upside appreciation profile compared to a written call option portfolio with a single position.
The Fund will also incorporate a risk management strategy implemented through the purchase of put options on the Underlying Index, which is intended to partially hedge the Fund’s exposure to equity market losses. Rather than seek to hedge the Fund’s exposure to absolute equity market loss (that is, to result in portfolio losses that are less than the losses of the Underlying Index), the objective of the risk management strategy is to seek to prevent against portfolio losses that exceed the losses of the Underlying Index during periods of significant declines in the Underlying Index.

Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). The investment objective of the Fund is to seek to provide consistent monthly income while maintaining prospects for  capital appreciation. The Adviser and Parametric Portfolio Associates LLC (the “Sub-Adviser”) seek to fulfill the Fund’s objective by using two principal strategies (1) creating an actively-managed portfolio of dividend-paying equity securities  that primarily include common stocks of U.S. companies selected from the Russell 3000®  Index (the “long equity portfolio”); and (2) selling (writing) option contracts on the  SPDR S&P 500® ETF Trust (the “Underlying ETF”) or on the S&P 500® Index (“Underlying Index”) to generate additional yield.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes. Equity securities in which the Fund may invest include common stocks.
The Fund seeks to employ a top-down, disciplined, and systematic investment process that emphasizes a diversified portfolio of quality companies that over the prior 12 months have demonstrated high current income and lower levels of risk on a sector relative basis. Such companies may be referred to as durable dividend payers. This rules-based strategy applies a series of durability rankings to a broad universe of U.S. equity securities (i.e., equity securities of companies included in the Russell 3000® Index). To achieve broad diversification, each economic sector generally receives an equal weight. The top-ranked securities within each sector based on the Sub-Adviser’s yield and risk screening are also generally weighted equally. The investment process is periodically re-evaluated and may be adjusted to ensure that the process is consistent with the Fund’s investment objective and strategies. The portfolio is rebalanced periodically to maintain diversification and is reconstituted on an annual basis. The portfolio managers seek to manage portfolio risk by using a quantitative model to construct a diversified portfolio of durable dividend paying companies.
The Fund will systemically sell (write) out-of-the-money call option contracts, which have an expiration date of approximately two weeks, with an objective of generating incremental income. The Fund will sell such call option contracts on the Underlying ETF or  on the Underlying Index. Flexible Exchange Options (“FLEX Options”) that reference the Underlying ETF may be utilized. The Fund’s derivative instruments are generally limited to its call option writing strategy.
In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase (in the case of a call option) or sell (in the case of a put option) the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”) within a specified time period or at a specified future date. Selling a call option entitles the seller to a premium equal to the value of the option at the time of the trade. In the event the underlying asset declines in value, the value of a call option will generally decrease (and may end up worthless). Conversely, in the event the underlying asset appreciates in value, the value of a call option will generally increase. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Option terms that can be customized include exercise price, exercise styles, and expiration dates.
A call option is considered “out-of-the-money” when the strike price of the option at expiration exceeds the current price of the underlying asset. By selling call options, the Fund will receive premiums but will give up the opportunity to benefit from potential increases in the value of the Underlying ETF or the Underlying Index above the exercise prices of such options.
As a result of writing call options, the Fund may forgo performance in market environments with significant equity market appreciation in which the Underlying ETF or Underlying Index exceeds the strike price of the written call option. However, the Sub-Adviser will seek to “ladder” the Fund’s written call option positions to mitigate this risk. “Laddering” is an investment technique that utilizes multiple option positions over multiple expiration dates to reduce the concentration risk of a concentrated exposure to a single option expiration and to create more opportunities to roll option positions (i.e., one option position expires and a new option position is opened in the same underlying security) during extended periods of market appreciation. In this regard, the Sub-Adviser expects to write more frequent, short-dated call options with two-week expirations in tranches with such expirations being staggered approximately every three to four trading days. The Sub-Adviser believes that this may provide the opportunity for a more diversified options portfolio with more consistent greater upside appreciation profile compared to a written call option portfolio with a single position. Additionally, the Sub-Adviser believes that the laddering of short-dated call options may provide a more stable option premium income for the portfolio, as each call option in the portfolio is expected to be a short-dated call option with a two-week expiration (either expiring worthless or with a liability) and, upon expiration, is expected to be replaced with a new short-dated call option with a two-week expiration.
The Fund may incorporate certain tax optimization strategies within the long equity portfolio in order to seek more tax-efficient distributions. An example of such a strategy is harvesting losses in the long equity portfolio to offset realized gains in the written options portfolio and long equity portfolio. By offsetting gains through tax loss harvesting, distributions which would otherwise be taxed at short term capital gains rates may instead be classified as return of capital and result in a more tax efficient distribution to shareholders.

Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to provide capital appreciation by investing its net assets in equity securities of certain U.S. large capitalization companies (the “Equity Portfolio”) that are constituents of the Solactive GBS US 500 (the “Equity Portfolio Index”) at the time of purchase.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.
Equity securities generally represent an ownership interest in an issuer, or may be convertible into or represent a right to acquire an ownership interest in an issuer. With respect to the Fund’s Equity Portfolio, the Fund invests primarily in common stock. The Fund’s performance will largely depend on the performance of the Equity Portfolio. The Equity Portfolio Index seeks to provide the returns of the 500 largest U.S. companies, as measured by market capitalization. The Equity Portfolio Index is comprised of the common stock of 500 U.S. companies ranked by total market capitalization in descending order. The constituents of the Equity Portfolio Index are weighted according to the securities’ free float market capitalization. The Equity Portfolio Index is rebalanced and reconstituted quarterly.
In constructing the Equity Portfolio, the Fund seeks to provide investment returns that are substantially similar to the Equity Portfolio Index while limiting the overlap between its investments that reflect constituents of the Equity Portfolio and the underlying constituents of the options in which the Fund invests (the “Options Portfolio”, as described in more detail below) to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law (see “Tax Risk” below). The Equity Portfolio weightings are determined via an optimization process intended to provide return and risk characteristics that closely track those of the Equity Portfolio Index across key fundamental attributes such as value, growth, size, volatility, and momentum in addition to categorical attributes such as sector and industry. Through this optimization of holdings representing constituents of the Equity Portfolio Index, the Equity Portfolio is not expected to hold each of the constituents of the Equity Portfolio Index and the Fund’s investments that reflect constituents of the Equity Portfolio may be overweight or underweight as compared to the Equity Portfolio Index’s weighting.
The Fund expects that dividends received from its investment in equity securities that comprise the Equity Portfolio Index will be distributed to shareholders on a quarterly basis.
The Fund may incorporate tax loss harvesting within the Equity Portfolio to maximize realization of losses. Realized losses in the Equity Portfolio may be used to offset realized gains in the Options Portfolio and Equity Portfolio.
The Fund also pursues an option overlay hedging strategy that seeks to mitigate losses experienced by investors while foregoing some upside potential. In pursuing this strategy, the Fund will purchase and sell exchange-traded put options and sell exchange-traded call options, utilizing options based on the S&P 500® Index (“Underlying Index”). The combination of the Equity Portfolio and the Option Portfolio hedging strategy is intended to provide the Fund with a significant portion of returns associated with the Equity Portfolio Index, while exposing the Fund to less risk of loss than an investment in the constituents of the Equity Portfolio Index.
An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (in the case of a call option), or to sell (in the case of a put option), a particular asset at an agreed upon price (commonly known as the “strike price”) at a specified future date.
The options overlay hedging strategy is constructed by buying a put option at a higher strike price (approximately 10% below the current price of the Underlying Index) while writing a put option at a relatively lower strike price (approximately 30% below the current price of the Underlying Index) and simultaneously selling a call option that substantially offsets the cost of the put option spread. This combined structure is known as a “put spread collar” strategy. While the put spread collar structure will have approximately zero net premium at its initiation, subsequent changes in the price of the Underlying Index, as well as other factors described below, will affect its ongoing (net market) value as well as each existing option’s moneyness (where moneyness refers to an option’s strike price divided by the current price of the Underlying Index, as a percentage).
The strategy is intended to provide the Fund with downside protection against general market movements, while foregoing some upside potential. Specifically, a put option spread seeks to protect the Fund against a decline in price, but only to the extent of the difference between the strike prices of the put option purchased and the put option sold. Entering into put option spreads is typically less expensive than a strategy of only purchasing put options and may benefit the Fund in a flat to upwardly moving market by reducing the cost of the downside protection; the downside protection of the put option spread, however, is limited as compared to just owning a put option. The premiums received from writing call options are intended to provide income which substantially offsets the cost of the put option spread, but writing the call options also reduces the Fund’s ability to profit from increases in the value of its Equity Portfolio beyond the strike price of the call option sold.
In implementing the option overlay hedging strategy, the Fund seeks to provide “laddered” hedge exposure. Laddering is an investment technique designed to diversify hedges and avoid the risk of reinvesting a large portion of assets in an unfavorable market environment and to create more opportunities to roll hedges (i.e., one option position expires and a new option position is opened in the same underlying security)  and secure gains during extended periods of market appreciation. To implement this technique, the Fund holds options for multiple one-year periods (each, a hedge period) staggered three-months apart with the goal of mitigating potential risks associated with only one hedge period. The Fund will seek to ladder its option hedges such that one structure expires and is rolled out another year at the end of each calendar quarter. Accordingly, each option hedge structure (i.e., put spread collar) will notionally cover approximately 25% of the Fund’s exposure to the Equity Portfolio. Upon expiry, each option hedge structure will be rolled out to the same month-end in the next calendar year. Laddering of hedge exposure results in downside protection and upside capture potential that is less explicit on any particular date than for hedges with a single hedge structure. The Fund may rebalance quarterly in alignment with the expiration of the option positions underlying the option hedge structure.
The value of the options in which the Fund invests is affected by changes in the value and dividend rates of the securities that comprise the Underlying Index (a large-cap, market-weighted, U.S. equities index), changes in interest rates, changes in the actual or perceived volatility of the Underlying Index, and the remaining time to the options’ expiration, as well as trading conditions in the options market and other market factors.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities included in the underlying index. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund invests in the common stock of a representative number of companies that resemble the Index. The Fund may also lend its securities.
The Fund may concentrate its investments (i.e., invest 25% or more of its total assets) in a particular industry or group of industries if the Index is so concentrated. The degree to which components of the Index represent certain industries may change over time.
The Index is composed of common stocks of large companies in developed markets, excluding the U.S., that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment (the “Calvert Principles”). Large companies in developed markets are selected from the 1,000 large publicly traded companies, excluding business development companies, in markets that Calvert Research and Management (“Calvert”), the Index provider, determines to be developed markets based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations. When determining 1,000 large publicly traded companies, Calvert generally includes the 500 largest publicly traded companies located in or tied economically to Europe and the 500 largest publicly traded companies located in or tied economically to other non-U.S. and non-European developed markets. The Calvert Principles (a copy of which is included as an appendix to the Fund’s prospectus) serve as a framework for considering environmental, social and governance (“ESG”) factors. Under this framework, Calvert seeks to identify companies and other issuers that provide positive leadership in the areas of their operations and overall activities that are material to improving long-term shareholder value and societal outcomes, including ESG areas such as: environmental sustainability and resource efficiency; equitable societies and respect for human rights; and accountable governance and transparency.
Stocks are weighted in the Index based on their float-adjusted market capitalization, by country and by sector, subject to certain prescribed limits. As of September 30, 2025, the Index included 807 companies (and typically is expected to be in the range between 700 and 800 companies), and the market capitalization ranged from approximately $3.82 billion to $1.11 trillion with a weighted average market capitalization of approximately $138.48 billion. Market capitalizations of companies within the Index are subject to change. The number of companies in the Index will change over time due to Calvert’s evaluation of an issuer relative to the Calvert Principles or corporate actions involving companies in the Index, among other things. The Index is reconstituted annually and is rebalanced quarterly.
The Index is owned by Calvert, which is an affiliate of the Adviser.  Christopher Madden, CFA, Co-Head of Applied Responsible Investment Solutions, and Zi Ye, Index Manager, manage the Index construction process at Calvert.
An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index or passively managed fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. To track the Index as closely as possible, the Fund attempts to remain fully invested in stocks. The Fund may enter into foreign currency transactions, including foreign currency forward exchange contracts, in the course of purchasing and selling foreign currency denominated securities in order to track, as closely as possible, the performance of the Index.
The Fund uses a sampling method of indexing. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index or hold securities in the same proportions as represented in the Index.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities included in the underlying index. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund invests in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund may also lend its securities.
The Fund may concentrate its investments (i.e., invest 25% or more of its total assets) in a particular industry or group of industries if the Index is so concentrated. The degree to which components of the Index represent certain industries may change over time. As of September 30, 2025, the Index was concentrated in, and therefore the Fund is expected to have significant exposure to, the information technology sector.
The Index is composed of common stocks of large companies that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment (the “Calvert Principles”) (a copy of which is included as an appendix to the Fund’s prospectus). Large companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding business development companies.  The Calvert Principles serve as a framework for considering environmental, social and governance (“ESG”) factors. Under this framework, Calvert Research and Management (“Calvert”) seeks to identify companies and other issuers that provide positive leadership in the areas of their operations and overall activities that are material to improving long-term shareholder value and societal outcomes, including ESG areas such as: environmental sustainability and resource efficiency; equitable societies and respect for human rights; and accountable governance and transparency.
Stocks are weighted in the Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. As of September 30, 2025, the Index included 787 companies (and typically is expected to be in the range between
700 and 800 companies), and the market capitalization ranged from approximately $3.28 billion to $4.53 trillion with a weighted average market capitalization of approximately $1.36 trillion. Market capitalizations of companies within the Index are subject to change. The number of companies in the Index will change over time due to Calvert’s evaluation of an issuer relative to the Calvert Principles or corporate actions involving companies in the Index, among other things. The Index is reconstituted annually and is rebalanced quarterly.
The Index is owned by Calvert, which is an affiliate of the Adviser.  Christopher Madden, CFA, Co-Head of Applied Responsible Investment Solutions, and Zi Ye, Index Manager, manage the Index construction process at Calvert.
An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index or passively managed fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. To track the Index as closely as possible, the Fund attempts to remain fully invested in stocks.
The Fund uses a replication method of indexing. The replication method involves holding every security in the Index in approximately the same proportion as the Index. Unlike the Index, however, the Fund is subject to certain regulatory requirements that can limit its ability to fully replicate the Index. Under various circumstances, it may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Index. If Fund assets should ever decline to below $5 million, the Fund may use the sampling method. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities included in the underlying index. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund invests in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund may also lend its securities.
The Fund may concentrate its investments (i.e., invest 25% or more of its total assets) in a particular industry or group of industries if the Index is so concentrated. The degree to which components of the Index represent certain industries may change over time. As of September 30, 2025, the Index was concentrated in, and therefore the Fund is expected to have significant exposure to, the information technology sector.
The Index is composed of common stocks of large companies that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment (the “Calvert Principles”) (a copy of which is included as an appendix to the Fund’s prospectus) and are selected from the universe of the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding business development companies. As described in the Index rules and methodology (available on the Calvert website), and as determined by Calvert Research and Management (“Calvert”), Index components must meet certain criteria relating to leadership in talent management practices, which may be evidenced by a diverse workforce or an equal and inclusive work culture, or demonstrate significant improvements in talent management practices. More specifically, the following factors related to leadership in talent management practices are considered: (i) workforce representation (a gender-balanced workforce among its board members, executives, senior and middle management, and employees; ethnically diverse board members and, where available, executives and management; and representation of board members on age and cultural background); (ii) career advancement (career opportunities, pipeline ratio, internal mobility and promotion); (iii) pay and compensation (employee compensation and benefits, living wage and pay gap); (iv) work life balance (family support and flexible working); and (v) corporate culture and inclusion.
The Calvert Principles serve as a framework for considering environmental, social and governance (“ESG”) factors. Under this framework, Calvert seeks to identify companies and other issuers that provide positive leadership in the areas of their operations and overall activities that are material to improving long-term shareholder value and societal outcomes, including ESG areas such as: environmental sustainability and resource efficiency; equitable societies and respect for human rights; and accountable governance and transparency.
Stocks are weighted in the Index based on their float-adjusted market capitalization tilted towards companies with better talent management practices, subject to certain prescribed limits. As of September 30, 2025, the Index included 270 companies (and typically is expected to be in the range between 400 and 600 companies), and the market capitalization ranged from approximately $3.28 billion to $4.53 trillion with a weighted average market capitalization of approximately $2 trillion. Market capitalizations of companies within the Index are subject to change. The number of companies in the Index will change over time due to Calvert’s evaluation of an issuer relative to the Calvert Principles or corporate actions involving companies in the Index, among other things. The Index is reconstituted annually and is rebalanced quarterly.
The Index is owned by Calvert, which is an affiliate of the Adviser.  Christopher Madden, CFA, Co-Head of Applied Responsible Investment Solutions, Yijia Chen, CFA, ESG Quantitative Research Analyst and Index Manager, and Zi Ye, Index Manager, manage the Index construction process at Calvert.
An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index or passively managed fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. To track the Index as closely as possible, the Fund attempts to remain fully invested in stocks.
The Fund uses a replication method of indexing. The replication method involves holding every security in the Index in approximately the same proportion as the Index. Unlike the Index, however, the Fund is subject to certain regulatory requirements that can limit its ability to fully replicate the Index. Under various circumstances, it may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Index. If Fund assets should ever decline to below $5 million, the Fund may use the sampling method. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities included in the underlying index. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund invests in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund may also lend its securities.
The Fund may concentrate its investments (i.e., invest 25% or more of its total assets) in a particular industry or group of industries if the Index is so concentrated. The degree to which components of the Index represent certain industries may change over time.
The Index is composed of common stocks of mid-size companies that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment (the “Calvert Principles”) (a copy of which is included as an appendix to the Fund’s prospectus). Mid-size companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding business development companies and approximately the 200 largest publicly traded U.S. companies.  The Calvert Principles serve as a framework for considering environmental, social and governance (“ESG”) factors. Under this framework, Calvert Research and Management (“Calvert”) seeks to identify companies and other issuers that provide positive leadership in the areas of their operations and overall activities that are material to improving long-term shareholder value and societal outcomes, including ESG areas such as: environmental sustainability and resource efficiency; equitable societies and respect for human rights; and accountable governance and transparency.
Stocks are weighted in the Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. As of September 30, 2025, the Index included 627  companies (and typically is expected to be in the range between 550 to 650 companies), and the market capitalization ranged from approximately $3.28 billion to $72.48 billion with a weighted average market capitalization of approximately $27 billion. Market capitalizations of companies within the Index are subject to change. The number of companies in the Index will change over time due to  Calvert’s evaluation of an issuer relative to the Calvert Principles or corporate actions involving companies in the Index, among other things. The Index is reconstituted annually and is rebalanced quarterly.
The Index is owned by Calvert, which is an affiliate of the Adviser.  Christopher Madden, CFA, Co-Head of Applied Responsible Investment Solutions, and Zi Ye, Index Manager,  manage the Index construction process at Calvert.
An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index or passively managed fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. To track the Index as closely as possible, the Fund attempts to remain fully invested in stocks.
The Fund uses a replication method of indexing. The replication method involves holding every security in the Index in approximately the same proportion as the Index. Unlike the Index, however, the Fund is subject to certain regulatory requirements that can limit its ability to fully replicate the Index. Under various circumstances, it may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Index. If Fund assets should ever decline to below $5 million, the Fund may use the sampling method. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.

Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in a portfolio of investment grade, short-term fixed, variable and floating-rate securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes. The Fund is not a money market fund and does not seek to maintain a stable net asset value.
The Fund is actively managed, not designed to track a benchmark, and therefore not constrained by the composition of a benchmark.
Under normal circumstances, the Fund’s average portfolio duration will be one year or less. In certain market conditions, such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than one year. During periods when the Fund’s average duration is longer than one year, the Fund may not achieve its investment objective.
The Fund will only invest in investment grade securities, as assessed at the time of purchase. The Fund invests principally in U.S. dollar-denominated debt securities. A debt security is considered investment grade when assigned a credit quality rating of BBB- or higher by S&P Global Ratings (“S&P”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or Kroll Bond Rating Agency, LLC for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)) or if unrated, considered to be of comparable credit quality by the Adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.
The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund also may invest in trust preferred securities, money market instruments and taxable municipal obligations.
The Fund may invest up to 50% of its net assets in ABS and MBS that represent interests in pools of mortgage loans (MBS) or other assets (ABS) assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. MBS may include collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”).
The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”). The Fund may engage in forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar. The Fund may also lend its securities.
The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest more than 25% of its total assets in securities issued by issuers in the banking industry. The Fund may, however, invest less than 25% of its total assets in this industry as a temporary defensive measure.
The portfolio managers are responsible for fundamental analysis and security selection, incorporating environmental, social and governance (“ESG”) information provided by ESG analysts at Calvert Research and Management (“Calvert”). The Fund seeks to invest in issuers that manage ESG risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Issuers are analyzed by Calvert’s ESG analysts utilizing the Calvert Principles for Responsible Investment (the “Calvert Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Management of the Fund involves consideration of numerous factors other than ESG, such as quality of business franchises, financial strength, management quality and security structural and collateral considerations. The portfolio managers may also use sector rotation and relative value strategies in their management of the Fund. The portfolio managers may sell a security when the Adviser’s valuation target is reached, the fundamentals of the investment change or to pursue more attractive investment options. A security will also be sold (in accordance with the Adviser’s guidelines and at a time and in a manner that is determined to be in the best interests of shareholders) if the Adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria. The portfolio managers intend to focus on risk management and also seek to preserve capital to the extent consistent with the Fund’s investment objective. The Fund intends to seek to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. The Fund seeks to manage duration and any hedging of interest rate risk through the purchase and sale of  U.S. Treasury securities and related futures contracts (which are a type of derivative instrument).
Although the Fund’s ESG factors and responsible investing criteria are typically considered with respect to each company or issuer in which the Fund invests, other factors may be considered by the portfolio management team. In assessing investments, Calvert generally focuses on the ESG factors and responsible investing criteria relevant to the issuer’s operations, and an issuer may be acceptable for investment based primarily on such assessment. As a result, securities may be deemed suitable for investment even if the issuer does not operate in accordance with all elements of the Fund’s ESG factors and responsible investing criteria. For instance, the Fund may also invest in issuers that Calvert believes are likely to operate in accordance with the Calvert Principles pending Calvert’s engagement activity with such issuer. Additionally, the Fund may invest in cash, money market instruments and ETFs. Such investments will generally not be subject to the Fund’s responsible investment analysis and will not be required to be consistent with the Fund’s ESG factors and responsible investment criteria otherwise applicable to investments made by the Fund. In addition, ETFs in which the Fund may invest may hold securities of issuers that do not operate in accordance with the Fund’s ESG factors and responsible investment criteria.